Employee Retirement plans (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average increase of salaries	3.00%	3.00%	3.00%
Discounted interest rate	3.00%	4.50%	4.75%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status